Related Party Transactions - Schedule of List of Other Related Parties (Parenthetical) (Details) $ in Millions	12 Months Ended
Mar. 31, 2023 USD ($)
Infosys Foundation
Disclosure of transactions between related parties [line items]
CSR contribution	$ 44